Operating Segments (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Schedule of Reporting on Operating Segments	Reporting on operating segments
	Proprietary Products	Distribution	Total
	U.S. Dollars in thousands

Year Ended December 31, 2023
Revenues	$115,458	$27,061	$142,519
Gross profit	$52,116	$3,374	$55,490
Unallocated corporate expenses			(45,426)
Finance income, net			(1,635)

Income before taxes on income			$8,429
	Proprietary Products	Distribution	Total
	U.S Dollars in thousands

Year Ended December 31, 2022
Revenues	$102,598	$26,741	$129,339
Gross profit	$44,369	$2,334	$46,703
Unallocated corporate expenses			(42,171)
Finance income, net			(6,791)

Income before taxes on income			$(2,259)
	Proprietary Products	Distribution	Total
	U.S. Dollars in thousand

Year Ended December 31, 2021
Revenues	$75,521	$28,121	$103,642
Gross profit	$27,327	$3,001	$30,328
Unallocated corporate expenses			(31,024)
Finance expense, net			(1,189)

Loss before taxes on income			$(1,885)